Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9 - RELATED PARTY TRANSACTIONS

The Company’s principal shareholders loan funds, whenever necessary, to the Company for its working capital use. These loans are interest free. As of December 31, 2017 and 2016, the balances due to shareholders were $9,981,686 and $6,988,023, respectively. On April 9, 2018, the shareholders signed a commitment letter and agreed that they would not demand the current outstanding loans for repayment for at least next twelve months. During the years ended December 31, 2017, 2016 and 2015, the Company’s principal shareholders contributed additional capital of $23,382,842, $11,501,028 and Nil to increase the registered capital of Shengshi.

For the year ended December 31, 2017, the Company entered into construction and advertising contracts in aggregated of $901,956 to related parties controlled by Mr. Zheng, the chairman and chief executive officer of the Company. No such sales incurred for the years ended December 31, 2016 and 2015. As of December 31, 2017 and 2016, the Company had $38,422 and Nil advances from related party customer, respectively.